Derivatives (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives [Abstract]
Schedule of Derivative Instruments [Table Text Block]
The following tables identify derivative instruments included on the Corporation’s Consolidated Balance Sheet in derivative assets and liabilities at December 31, 2011 and 2010. Balances are presented on a gross basis, prior to the application of counterparty and collateral netting. Total derivative assets and liabilities are adjusted on an aggregate basis to take into consideration the effects of legally enforceable master netting agreements and have been reduced by the cash collateral applied.

		December 31, 2011
		Gross Derivative Assets			Gross Derivative Liabilities
(Dollars in billions)	Contract/ Notional (1)	Trading Derivatives and Economic Hedges	Qualifying Accounting Hedges	Total	Trading Derivatives and Economic Hedges	Qualifying Accounting Hedges (2)	Total
Interest rate contracts
Swaps	$40,473.7	$1,490.7	$15.9	$1,506.6	$1,473.0	$12.3	$1,485.3
Futures and forwards	12,105.8	2.9	0.2	3.1	3.4	—	3.4
Written options	2,534.0	—	—	—	117.8	—	117.8
Purchased options	2,467.2	120.0	—	120.0	—	—	—
Foreign exchange contracts
Swaps	2,381.6	48.3	2.6	50.9	58.9	2.2	61.1
Spot, futures and forwards	2,548.8	37.2	1.3	38.5	39.2	0.3	39.5
Written options	368.5	—	—	—	9.4	—	9.4
Purchased options	341.0	9.0	—	9.0	—	—	—
Equity contracts
Swaps	75.5	1.5	—	1.5	1.7	—	1.7
Futures and forwards	52.1	1.8	—	1.8	1.5	—	1.5
Written options	367.1	—	—	—	17.7	—	17.7
Purchased options	360.2	19.6	—	19.6	—	—	—
Commodity contracts
Swaps	73.8	4.9	0.1	5.0	5.9	—	5.9
Futures and forwards	470.5	5.3	—	5.3	3.2	—	3.2
Written options	142.3	—	—	—	9.5	—	9.5
Purchased options	141.3	9.5	—	9.5	—	—	—
Credit derivatives
Purchased credit derivatives:
Credit default swaps	1,944.8	95.8	—	95.8	13.8	—	13.8
Total return swaps/other	17.5	0.6	—	0.6	0.3	—	0.3
Written credit derivatives:
Credit default swaps	1,885.9	14.1	—	14.1	90.5	—	90.5
Total return swaps/other	17.8	0.5	—	0.5	0.7	—	0.7
Gross derivative assets/liabilities		$1,861.7	$20.1	$1,881.8	$1,846.5	$14.8	$1,861.3
Less: Legally enforceable master netting agreements				(1,749.9)			(1,749.9)
Less: Cash collateral applied				(58.9)			(51.9)
Total derivative assets/liabilities				$73.0			$59.5

(1)	Represents the total contract/notional amount of derivative assets and liabilities outstanding.

(2)	Excludes $191 million of long-term debt designated as a hedge of foreign currency risk.

		December 31, 2010
		Gross Derivative Assets			Gross Derivative Liabilities
(Dollars in billions)	Contract/ Notional (1)	Trading Derivatives and Economic Hedges	Qualifying Accounting Hedges	Total	Trading Derivatives and Economic Hedges	Qualifying Accounting Hedges (2)	Total
Interest rate contracts
Swaps	$42,719.2	$1,193.9	$14.9	$1,208.8	$1,187.9	$2.2	$1,190.1
Futures and forwards	9,939.2	6.0	—	6.0	4.7	—	4.7
Written options	2,887.7	—	—	—	82.8	—	82.8
Purchased options	3,026.2	88.0	—	88.0	—	—	—
Foreign exchange contracts
Swaps	630.1	26.5	3.7	30.2	28.5	2.1	30.6
Spot, futures and forwards	2,652.9	41.3	—	41.3	44.2	—	44.2
Written options	439.6	—	—	—	13.2	—	13.2
Purchased options	417.1	13.0	—	13.0	—	—	—
Equity contracts
Swaps	42.4	1.7	—	1.7	2.0	—	2.0
Futures and forwards	78.8	2.9	—	2.9	2.1	—	2.1
Written options	242.7	—	—	—	19.4	—	19.4
Purchased options	193.5	21.5	—	21.5	—	—	—
Commodity contracts
Swaps	90.2	8.8	0.2	9.0	9.3	—	9.3
Futures and forwards	413.7	4.1	—	4.1	2.8	—	2.8
Written options	86.3	—	—	—	6.7	—	6.7
Purchased options	84.6	6.6	—	6.6	—	—	—
Credit derivatives
Purchased credit derivatives:
Credit default swaps	2,184.7	69.8	—	69.8	34.0	—	34.0
Total return swaps/other	26.0	0.9	—	0.9	0.2	—	0.2
Written credit derivatives:
Credit default swaps	2,133.5	33.3	—	33.3	63.2	—	63.2
Total return swaps/other	22.5	0.5	—	0.5	0.5	—	0.5
Gross derivative assets/liabilities		$1,518.8	$18.8	$1,537.6	$1,501.5	$4.3	$1,505.8
Less: Legally enforceable master netting agreements				(1,406.3)			(1,406.3)
Less: Cash collateral applied				(58.3)			(43.6)
Total derivative assets/liabilities				$73.0			$55.9

(1)	Represents the total contract/notional amount of derivative assets and liabilities outstanding.

(2)	Excludes $4.1 billion of long-term debt designated as a hedge of foreign currency risk.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

Fair Value Hedges

		2011
(Dollars in millions)	Derivative	Hedged Item	Hedge Ineffectiveness
Derivatives designated as fair value hedges
Interest rate risk on long-term debt (1)	$4,384	$(4,969)	$(585)
Interest rate and foreign currency risk on long-term debt (1)	780	(1,057)	(277)
Interest rate risk on available-for-sale securities (2)	(11,386)	10,490	(896)
Commodity price risk on commodity inventory (3)	16	(16)	—
Total	$(6,206)	$4,448	$(1,758)

	2010
Derivatives designated as fair value hedges
Interest rate risk on long-term debt (1)	$2,952	$(3,496)	$(544)
Interest rate and foreign currency risk on long-term debt (1)	(463)	130	(333)
Interest rate risk on available-for-sale securities (2)	(2,577)	2,667	90
Commodity price risk on commodity inventory (3)	19	(19)	—
Total	$(69)	$(718)	$(787)

	2009
Derivatives designated as fair value hedges
Interest rate risk on long-term debt (1)	$(4,858)	$4,082	$(776)
Interest rate and foreign currency risk on long-term debt (1)	932	(858)	74
Interest rate risk on available-for-sale securities (2)	791	(1,141)	(350)
Commodity price risk on commodity inventory (3)	(51)	51	—
Total	$(3,186)	$2,134	$(1,052)

(1)	Amounts are recorded in interest expense on long-term debt and in other income.

(2)	Amounts are recorded in interest income on AFS securities.

(3)	Amounts are recorded in trading account profits.

Cash Flow and Net Investment Hedges [Table Text Block]

Cash Flow Hedges

	2011
(Dollars in millions, amounts pre-tax)	Gains (losses) Recognized in Accumulated OCI on Derivatives	Gains (losses) in Income Reclassified from Accumulated OCI	Hedge Ineffectiveness and Amounts Excluded from Effectiveness Testing (1)
Derivatives designated as cash flow hedges
Interest rate risk on variable rate portfolios (2)	$(2,079)	$(1,392)	$(8)
Commodity price risk on forecasted purchases and sales	(3)	6	(3)
Price risk on restricted stock awards	(408)	(231)	—
Total	$(2,490)	$(1,617)	$(11)
Net investment hedges
Foreign exchange risk	$1,055	$384	$(572)

	2010
Derivatives designated as cash flow hedges
Interest rate risk on variable rate portfolios	$(1,876)	$(410)	$(30)
Commodity price risk on forecasted purchases and sales	32	25	11
Price risk on restricted stock awards	(97)	(33)	—
Price risk on equity investments included in available-for-sale securities	186	(226)	—
Total	$(1,755)	$(644)	$(19)
Net investment hedges
Foreign exchange risk	$(482)	$—	$(315)

	2009
Derivatives designated as cash flow hedges
Interest rate risk on variable rate portfolios	$502	$(1,293)	$71
Commodity price risk on forecasted purchases and sales	72	70	(2)
Price risk on equity investments included in available-for-sale securities	(332)	—	—
Total	$242	$(1,223)	$69
Net investment hedges
Foreign exchange risk	$(2,997)	$—	$(142)

(1)	Amounts related to derivatives designated as cash flow hedges represent hedge ineffectiveness and amounts related to net investment hedges represent amounts excluded from effectiveness testing.

(2)
Losses reclassified from accumulated OCI to the Consolidated Statement of Income include $38 million, $0 and $44 million in 2011, 2010 and 2009 related to the discontinuance of certain cash flow hedges because it was no longer probable that the original forecasted transaction would occur.

Economic Hedges [Table Text Block]

Economic Hedges

(Dollars in millions)	2011	2010	2009
Price risk on mortgage banking production income (1, 2)	$2,852	$9,109	$8,898
Interest rate risk on mortgage banking servicing income (1)	3,612	3,878	(4,264)
Credit risk on loans (3)	30	(121)	(515)
Interest rate and foreign currency risk on long-term debt and other foreign exchange transactions (4)	(48)	(2,080)	1,572
Other (5)	(329)	(109)	16
Total	$6,117	$10,677	$5,707

(1)	Gains (losses) on these derivatives are recorded in mortgage banking income.

(2)
Includes gains on interest rate lock commitments related to the origination of mortgage loans that are held-for-sale, which are considered derivative instruments, of $3.8 billion, $8.7 billion and $8.4 billion for 2011, 2010 and 2009, respectively.

(3)	Gains (losses) on these derivatives are recorded in other income (loss).

(4)	The majority of the balance is related to the revaluation of economic hedges on foreign currency-denominated debt which is recorded in other income (loss).

(5)	Gains (losses) on these derivatives are recorded in other income (loss), and personnel expense for hedges of certain RSUs, for 2011 and 2010.

Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]
The table below, which includes both derivatives and non-derivative cash instruments, identifies the amounts in the respective income statement line items attributable to the Corporation’s sales and trading revenue in Global Markets, categorized by primary risk, for 2011, 2010 and 2009. The difference between total trading account profits in the table below and in the Consolidated Statement of Income relates to trading activities in business segments other than Global Markets.

Sales and Trading Revenue

	2011
(Dollars in millions)	Trading Account Profits	Other Income (Loss) (1, 2)	Net Interest Income	Total
Interest rate risk	$2,118	$(8)	$923	$3,033
Foreign exchange risk	1,088	(65)	8	1,031
Equity risk	1,482	2,333	128	3,943
Credit risk	1,102	550	2,604	4,256
Other risk	634	(72)	(184)	378
Total sales and trading revenue	$6,424	$2,738	$3,479	$12,641

	2010
Interest rate risk	$2,032	$91	$659	$2,782
Foreign exchange risk	903	(63)	—	840
Equity risk	1,649	2,435	17	4,101
Credit risk	4,599	264	3,557	8,420
Other risk	447	(4)	(171)	272
Total sales and trading revenue	$9,630	$2,723	$4,062	$16,415

	2009
Interest rate risk	$3,125	$(16)	$1,135	$4,244
Foreign exchange risk	950	(3)	26	973
Equity risk	2,028	2,325	237	4,590
Credit risk	4,282	(2,725)	4,342	5,899
Other risk	1,174	24	(530)	668
Total sales and trading revenue	$11,559	$(395)	$5,210	$16,374

(1)	Represents investment and brokerage services and other income recorded in Global Markets that the Corporation includes in its definition of sales and trading revenue.

(2)	Other income (loss) includes commissions and brokerage fee revenue of $2.2 billion and $2.3 billion for 2011 and 2010 included in equity risk.

Disclosure of Credit Derivatives [Table Text Block]
Credit derivative instruments where the Corporation is the seller of credit protection and their expiration at December 31, 2011 and 2010 are summarized in the table below. These instruments are classified as investment and non-investment grade based on the credit quality of the underlying reference obligation. The Corporation considers ratings of BBB- or higher as investment grade. Non-investment grade includes non-rated credit derivative instruments.

Credit Derivative Instruments

	December 31, 2011
	Carrying Value
(Dollars in millions)	Less than One Year	One to Three Years	Three to Five Years	Over Five Years	Total
Credit default swaps
Investment grade	$795	$5,011	$17,271	$7,325	$30,402
Non-investment grade	4,236	11,438	18,072	26,339	60,085
Total	5,031	16,449	35,343	33,664	90,487
Total return swaps/other
Investment grade	—	—	30	1	31
Non-investment grade	522	2	33	128	685
Total	522	2	63	129	716
Total credit derivatives	$5,553	$16,451	$35,406	$33,793	$91,203
Credit-related notes (1)
Investment grade	$—	$5	$132	$1,925	$2,062
Non-investment grade	124	74	108	1,286	1,592
Total credit-related notes	$124	$79	$240	$3,211	$3,654
	Maximum Payout/Notional
Credit default swaps
Investment grade	$182,137	$401,914	$477,924	$127,570	$1,189,545
Non-investment grade	133,624	228,327	186,522	147,926	696,399
Total	315,761	630,241	664,446	275,496	1,885,944
Total return swaps/other
Investment grade	—	—	9,116	—	9,116
Non-investment grade	305	2,023	4,918	1,476	8,722
Total	305	2,023	14,034	1,476	17,838
Total credit derivatives	$316,066	$632,264	$678,480	$276,972	$1,903,782

	December 31, 2010
	Carrying Value
(Dollars in millions)	Less than One Year	One to Three Years	Three to Five Years	Over Five Years	Total
Credit default swaps
Investment grade	$158	$2,607	$7,331	$14,880	$24,976
Non-investment grade	598	6,630	7,854	23,106	38,188
Total	756	9,237	15,185	37,986	63,164
Total return swaps/other
Investment grade	—	—	38	60	98
Non-investment grade	1	2	2	415	420
Total	1	2	40	475	518
Total credit derivatives	$757	$9,239	$15,225	$38,461	$63,682
Credit-related notes (1, 2)
Investment grade	$—	$136	$—	$3,525	$3,661
Non-investment grade	9	33	174	2,423	2,639
Total credit-related notes	$9	$169	$174	$5,948	$6,300
	Maximum Payout/Notional
Credit default swaps
Investment grade	$133,691	$466,565	$475,715	$275,434	$1,351,405
Non-investment grade	84,851	314,422	178,880	203,930	782,083
Total	218,542	780,987	654,595	479,364	2,133,488
Total return swaps/other
Investment grade	—	10	15,413	4,012	19,435
Non-investment grade	113	78	951	1,897	3,039
Total	113	88	16,364	5,909	22,474
Total credit derivatives	$218,655	$781,075	$670,959	$485,273	$2,155,962

(1)	For credit-related notes, maximum payout/notional is the same as carrying value.

(2)
For December 31, 2010, total credit-related note amounts have been revised from $3.6 billion (as previously reported) to $6.3 billion to reflect collateralized debt obligations and collateralized loan obligations held by certain consolidated VIEs.